5. SALE OF ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets	$ 315	$ 1,566	$ 32,707	$ 27,075
Gain on sale of assets	$ 315	$ 1,566	$ 32,707	$ 27,075